PROPERTY, PLANT AND EQUIPMENT	9 Months Ended
Sep. 30, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

	Construction in progress	Mining properties	Plant and equipment	Total
Cost
Balance, January 1, 2016	$7.9	$2,133.6	$1,821.3	$3,962.8
Additions	34.9	172.1	87.3	294.3
Changes in asset retirement obligations	—	11.7	—	11.7
Disposals	—	—	(42.6)	(42.6)
Transfers within Property, plant and equipment	(40.0)	19.1	20.9	—
Balance, December 31, 2016	2.8	2,336.5	1,886.9	4,226.2
Additions	15.3	99.5	57.3	172.1
Changes in asset retirement obligations	—	(1.0)	—	(1.0)
Disposals	—	(0.2)	(25.1)	(25.3)
Transfers within Property, plant and equipment	(12.7)	12.9	(0.2)	—
Transfers to Exploration and evaluation assets	—	—	(0.5)	(0.5)
Balance, September 30, 2017	$5.4	$2,447.7	$1,918.4	$4,371.5

	Construction in progress	Mining properties	Plant and equipment	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2016	$3.5	$1,383.0	$722.5	$2,109.0
Depreciation expense[1]	—	98.5	187.5	286.0
Disposals	—	—	(37.0)	(37.0)
Transfers within Property, plant and equipment	(3.5)	—	3.5	—
Balance, December 31, 2016	—	1,481.5	876.5	2,358.0
Depreciation expense[1]	—	79.8	132.6	212.4
Disposals	—	—	(22.8)	(22.8)
Reversal of impairment charges[2]	—	(124.1)	—	(124.1)
Balance, September 30, 2017	$—	$1,437.2	$986.3	$2,423.5
Carrying amount, December 31, 2016	$2.8	$855.0	$1,010.4	$1,868.2
Carrying amount, September 30, 2017	$5.4	$1,010.5	$932.1	$1,948.0

1	Excludes depreciation expense related to Corporate assets, which is included in General and administrative expenses.

2	Note 27.